Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 03, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Capitalized interest costs				$ 971	$ 4,764	$ 5,843
Accumulated amortization of deferred drydock and special survey costs				41,296	34,092
Other non-current asset				3,644	769
Turnover taxes				7,056	9,018	9,740
Dividends paid	$ 70,000			0	70,000	0
Income tax benefit/(expense)				(1,376)	(3,468)	982
Other income/(expense), net				9,237	2,725	61
Revenues				175,126	180,044	190,218
Payments for drydock and special survey costs				(1,948)	(3,687)	(7,220)
Amortization of deferred financing costs				2,362	1,275	1,002
Amortization of deferred drydock and special survey costs				7,204	7,928	6,870
Foreign currency exchange gains/(losses) recognized				(1,355)	(726)	1,722
Revenues from sales of products				32,508	32,572	30,118
Contracts of affeightment ("COA")
Property, Plant and Equipment [Line Items]
Revenues				35,623	42,455	62,603
Time chartering and bareboat chartering of vessels and barges
Property, Plant and Equipment [Line Items]
Revenues				72,689	84,063	91,347
Dry port terminal operations
Property, Plant and Equipment [Line Items]
Revenues				58,552	43,984	29,056
Storage fees in dry port terminal operations
Property, Plant and Equipment [Line Items]
Revenues				882	1,974	446
Dockage revenues in dry port terminal operations
Property, Plant and Equipment [Line Items]
Revenues				3,136	4,497	3,373
Liquid port terminal operations
Property, Plant and Equipment [Line Items]
Revenues				3,739	2,841	3,059
Navios Holdings
Property, Plant and Equipment [Line Items]
Dividends paid	44,677
Dividends paid to Navios Holdings	$ 44,677
Tax reform
Property, Plant and Equipment [Line Items]
Income tax benefit/(expense)					2,837
Argentina
Property, Plant and Equipment [Line Items]
Turnover taxes				$ 1,343	$ 2,948	$ 3,389
Statutory tax rate				30.00%	35.00%	35.00%
Income tax benefit/(expense)				$ (1,436)	$ (3,772)	$ 544
Argentina | Tax reform
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax			2.00%	3.00%	5.00%	5.00%
Statutory tax rate		25.00%	30.00%	30.00%
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)				1.00%
Other non-current asset				$ 162	$ 226
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking special survey				5
Drydocking and special survey costs for Pushboats and Barges
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking special survey				8
Port Terminals and Other Fixed Assets
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation method				straight-line method
Barges, Pushboats and Other Vessels
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation method				straight-line method
Barges, Pushboats and Other Vessels | Minimum
Property, Plant and Equipment [Line Items]
Useful life				15 years
Barges, Pushboats and Other Vessels | Maximum
Property, Plant and Equipment [Line Items]
Useful life				45 years
Several barge business contracts
Property, Plant and Equipment [Line Items]
Other income/(expense), net					$ 1,272
Accounting Standards Update 2018-11
Property, Plant and Equipment [Line Items]
Operating lease liability							$ 1,619
Right-of-use asset							$ 1,619